Operating Segment Data - Summary of Accounts Receivable of Operating Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Total	$ 109,357	$ 115,613
Allowance for doubtful accounts	(3,447)	(3,756)
Total consolidated net accounts receivable	105,910	111,857
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total	109,357	115,613
Operating Segments | Ergobaby
Segment Reporting, Asset Reconciling Item [Line Items]
Total	8,076	9,671
Operating Segments | Liberty
Segment Reporting, Asset Reconciling Item [Line Items]
Total	12,941	11,376
Operating Segments | Manitoba Harvest
Segment Reporting, Asset Reconciling Item [Line Items]
Total	5,512
Operating Segments | ACI
Segment Reporting, Asset Reconciling Item [Line Items]
Total	5,946	5,730
Operating Segments | Arnold Magnetics
Segment Reporting, Asset Reconciling Item [Line Items]
Total	15,083	15,664
Operating Segments | Clean Earth Holdings
Segment Reporting, Asset Reconciling Item [Line Items]
Total	42,291	52,059
Operating Segments | Sterno Candle Lamp
Segment Reporting, Asset Reconciling Item [Line Items]
Total	19,508	21,113
Reconciliation of Segment to Consolidated | Corporate and Other
Segment Reporting, Asset Reconciling Item [Line Items]
Total	$ 0	$ 0